Segment Information - Reconciliation from Consolidated Operating Profit to Income (Loss) Before Income Taxes and Equity in Income of Unconsolidated Subsidiaries and Affiliates Under US GAAP (Parenthetical) (Detail)
€ in Millions, $ in Millions
	3 Months Ended				6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Segment Reporting Information [Line Items]
Early redemption charge included in interest expense					$ 17
Non-recurring charge		$ 49	$ 502	€ 450		$ 551
Case New Holland Industrial Inc. [Member] | 7.875% Senior Notes Due 2017 [Member]
Segment Reporting Information [Line Items]
Early redemption charge included in interest expense	$ 17				17
Debt, outstanding aggregate principal amount	$ 636				$ 636